Long-Term and Other Short-Term Obligations (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Debt Disclosure [Abstract]
Summary of Long-term and Other Short-term Obligations

The following table summarizes long-term and other short-term obligations:

	September 30,	June 30,
(in thousands)	2023	2023
Note to a bank with one month interest at SOFR (5.33%) at September 30, 2023 plus 2.35%; payable in quarterly installments of $1,454 principal with applicable interest; matures in December 2027; secured by specific assets of the Company.	142,531	142,532

Capital expenditures borrowings payable at SOFR (5.33%) at September 30, 2023 plus 2.35%, payable in quarterly installments of $801 with draw expiring June 2027.	12,762	12,762

Equipment Term Loan payable at SOFR (5.33%) at September 30, 2023 plus 2.35%, payable in quarterly installments of $250 with draw expiring December 2026.	3,433	3,433

Note to a bank with interest fixed at 2.75%, payable in monthly installments of $61 principal with applicable interest; matures in March 2024.	362	541

Note to a bank with interest fixed at 7.50%, payable in monthly installments of $61 principal with applicable interest; matures in April 2026.	1,724	1,873

Delayed Draw Term Loan ("DDTL") with interest at SOFR (5.33%) at September 30, 2023 plus 2.35%, payable in quarterly installments of $818. Matures in December 2027.	28,183	28,183
Total debt	188,995	189,324
Less: current maturities	(17,605)	(14,449)
Less: unamortized deferred financing costs	(1,377)	(1,466)
Long-term debt, net	$170,013	$173,409

The following table summarizes long-term and other short-term obligations:

	June 30,
(in thousands)	2023	2022
Note to a bank with interest at LIBOR plus 1.75%; payable in quarterly installments of $1,180 principal with applicable interest; secured by specific assets of the Company. Extinguished and refinanced in December 2022.	-	76,792

Note to a bank with interest at SOFR (5.16%) at June 30, 2023 plus 2.35%; payable in quarterly installments of $1,454 principal with applicable interest; matures in December 2027; secured by specific assets of the Company.	142,532	-

Capital expenditures borrowings payable at LIBOR plus 1.75%, payable in quarterly installments of $1,077. Extinguished and refinanced in December 2022.	-	40,776

Capital expenditures borrowings payable at SOFR (5.16%) at June 30, 2023 plus 2.35%, payable in quarterly installments of $801 with draw expiring June 2027.	12,762	-

Equipment Term Loan payable at SOFR (5.16%) at June 30, 2023 plus 2.35%, payable in quarterly installments of $250 with draw expiring December 2026.	3,433	-

Note to a bank with interest fixed at 3.6%, payable in monthly installments of $60 principal with applicable interest; matured in April 2023.	-	593

Note to a bank with interest fixed at 2.75%, payable in monthly installments of $61 principal with applicable interest; matures in March 2024.	541	1,246

Note to a bank with interest fixed at 7.50%, payable in monthly installments of $61 principal with applicable interest; matures in April 2026.	1,873	-

Delayed Draw Term Loan ("DDTL") with interest at LIBOR plus 1.75%, payable in quarterly installments of $1,260 starting March 2022. Extinguished and refinanced in December 2022.	-	65,882

Delayed Draw Term Loan ("DDTL") with interest at SOFR (5.16%) at June 30, 2023 plus 2.35%, payable in quarterly installments of $818. Matures in December 2027.	28,183	-

	189,324	185,289
Less current maturities	(14,449)	(14,909)
Less unamortized deferred financing costs	(1,466)	(1,285)
	$173,409	$169,095

Schedule of Maturities of Long-term and Other Short-term Borrowings	Maturities of long-term and other short-term borrowings for succeeding fiscal years are as follows:

Remaining 2024	$14,119
2025	13,956
2026	13,885
2027	12,672
2028	134,363
$188,995
Maturities of long-term and other short-term borrowings for succeeding years are as follows:

Year ending June 30,
2024	$14,449
2025	13,956
2026	13,885
2027	12,672
2028	134,362
Thereafter	-
$189,324